Segment Analysis - Segmental Results of Operations (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of operating segments [line items]
Consolidated gross profit	¥ 1,460.0	¥ 1,465.8
General and administrative expenses	(852.5)	(894.6)
Others	32.9	30.1
Consolidated net business profit	640.4	601.3
Operating segments [member] | Wholesale Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	383.1	362.0
General and administrative expenses	(171.1)	(171.0)
Others	21.6	23.8
Consolidated net business profit	233.6	214.8
Operating segments [member] | Retail Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	633.0	633.0
General and administrative expenses	(508.7)	(506.1)
Others	6.0	5.6
Consolidated net business profit	130.3	132.5
Operating segments [member] | International Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	338.1	311.0
General and administrative expenses	(156.0)	(139.2)
Others	21.7	30.3
Consolidated net business profit	203.8	202.1
Operating segments [member] | Global Markets Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	200.2	196.4
General and administrative expenses	(27.2)	(26.6)
Others	9.5	8.5
Consolidated net business profit	182.5	178.3
Head office account and others [member]
Disclosure of operating segments [line items]
Consolidated gross profit	(94.4)	(36.6)
General and administrative expenses	10.5	(51.7)
Others	(25.9)	(38.1)
Consolidated net business profit	¥ (109.8)	¥ (126.4)